Condensed Statements of Cash Flows (Unaudited) - USD ($)	5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Cash Flows from Operating Activities:
Net loss	$ (1,297)	$ (1,294)	$ (509,372)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
General and administrative expenses paid by related party			317,652
Interest income on investments held in Trust Account			(15,536)
Changes in fair value of warrant liability			(3,396,188)
Changes in fair value of forward purchase securities liability			2,645,660
Changes in operating liabilities:
Accounts payable		1,294
Other assets			334,205
Accrued expenses	1,297		403,124
Franchise tax payable			145,455
Deferred offering costs associated with initial public offering			180,805
Payables to related party			(105,805)
Net cash provided by operating activities
Cash flows from investing activities:
Cash deposited to Trust Account			(300,000,000)
Net cash used in investing activities			(300,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000	25,000
Proceeds from related party – Sponsor loan			910,962
Proceeds received from initial public offering			300,000,000
Proceeds received from private placement			7,000,000
Offering costs paid			(6,424,856)
Payment of related party payable			(1,486,106)
Net cash provided by financing activities	25,000	25,000	300,000,000
Net change in cash	25,000	25,000
Cash – beginning of the period			25,000
Cash – end of the period	25,000	25,000	25,000
Offering costs paid with note payable to Sponsor			45,346
Deferred offering costs included in accrued expenses		75,000
Prepaid expenses paid with payables to related party			$ 1,017,304
Deferred offering costs paid by Sponsor		$ 105,805